Condensed Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 4,720,000	$ 7,956,710	$ 1,268,770
Accounts receivable	94,000		149,605
Restricted cash	111,000	20,000	20,000
Inventory	376,000	109,336
Prepaid expenses and other current assets	225,000	252,272	85,149
Total current assets	5,526,000	8,338,318	1,523,524
Long-term assets
Property and equipment, net	98,000	57,607	63,167
Goodwill	718,000
Other intangible assets, net	946,000
Total assets	7,288,000	8,395,925	1,586,691
Current liabilities
Accounts payable	953,000	986,799	57,721
Accrued compensation and other current liabilities	1,224,000	201,457	128,651
Series B warrant liability	3,851,000
Line of credit and accrued interest		101,529
Convertible promissory notes and accrued interest			$ 13,991,857
Total current liabilities	6,028,000	$ 1,289,785
Commitments
Long-term liabilities
Other liabilities	151,000
Total long-term liabilities	2,551,000	$ 18,296,093	$ 1,464,877
Convertible Preferred Stock
Total liabilities	8,579,000	19,586,000
Stockholders' deficit
Common stock, value	12,000	6,769	536
Additional paid-in-capital	82,099,000	59,141,404	19,235,512
Accumulated deficit	(83,402,000)	(70,338,126)	(57,100,511)
Total stockholders' deficit	(1,291,000)	(11,189,953)	(37,864,463)
Liabilities and stockholders' deficit	7,288,000	8,395,925	1,586,691
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			1,500,000
Stockholders' deficit
Total stockholders' deficit		0	1,500,000
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			6,862,939
Stockholders' deficit
Total stockholders' deficit		0	6,862,939
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock
Convertible preferred stock			15,445,109
Stockholders' deficit
Total stockholders' deficit		0	15,445,109
Series A Warrant Liability [Member]
Long-term liabilities
Warrant liability	1,819,000	857,362
Series B Warrant Liability [Member]
Long-term liabilities
Warrant liability		$ 17,438,731
Series C Warrant Liability [Member]
Long-term liabilities
Warrant liability	$ 581,000		$ 1,464,877